Condensed Consolidated Statements of Stockholders' Equity (Q3) - USD ($) $ in Thousands	Total	Common Class I	Common Class 2	As Previously Reported	Adjustment	Common Stock Common Class I	Common Stock Common Class 2	Common Stock As Previously Reported Common Class I	Common Stock As Previously Reported Common Class 2	Common Stock Adjustment Common Class I	Common Stock Adjustment Common Class 2	Additional Paid-in Capital	Additional Paid-in Capital As Previously Reported	Additional Paid-in Capital Adjustment	Accumulated Deficit	Accumulated Deficit As Previously Reported	Accumulated Deficit Adjustment
Beginning balance at Dec. 31, 2017	$ 50,429			$ (81,949)	$ 132,378							$ 139,143	$ 6,772	$ 132,371	$ (88,724)	$ (88,724)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	1,796											1,796			0
Net loss	(18,231)											0			(18,231)
Ending balance at Dec. 31, 2018	$ 34,120											141,065			(106,955)
Ending balance (in shares) at Dec. 31, 2019	0			68,383,000	(68,383,000)
Ending balance at Dec. 31, 2019	$ 0			$ 150,356	$ (150,356)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	2,114											2,114			0
Net loss	(22,803)											0			(22,803)
Ending balance (in shares) at Dec. 31, 2019						91,421,000	8,197,000	31,235,000	0	60,186,000	8,197,000
Ending balance at Dec. 31, 2019	16,466			$ (133,894)	$ 150,360	$ 9	$ 1	$ 3	$ 0	$ 6	$ 1	144,306	11,933	132,373	(127,850)	(145,830)	17,980
Ending balance at Sep. 30, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock under stock plans (Shares)						460,000
Issuance of common stock under stock plans	300											300
Stock-based compensation expense	1,987											1,987
Net loss	(12,714)														(12,714)
Ending balance (in shares) at Sep. 30, 2020						91,881,000	8,197,000
Ending balance at Sep. 30, 2020	$ 6,039					$ 9	$ 1					146,593			(140,564)
Beginning balance (in shares) at Dec. 31, 2019	0			68,383,000	(68,383,000)
Beginning balance at Dec. 31, 2019	$ 0			$ 150,356	$ (150,356)
Ending balance (in shares) at Dec. 31, 2020	0			68,383,000	(68,383,000)
Ending balance at Dec. 31, 2020				$ 159,028	$ (159,028)
Beginning balance (in shares) at Dec. 31, 2019						91,421,000	8,197,000	31,235,000	0	60,186,000	8,197,000
Beginning balance at Dec. 31, 2019	$ 16,466			(133,894)	150,360	$ 9	$ 1	$ 3	$ 0	$ 6	$ 1	144,306	11,933	132,373	(127,850)	(145,830)	17,980
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	3,063											3,063			0
Net loss	(17,027)											0			(17,027)
Ending balance (in shares) at Dec. 31, 2020		92,760,000	8,197,000			92,760,000		32,574,000		60,186,000	8,197,000
Ending balance at Dec. 31, 2020	3,810			(155,223)	159,033	$ 9	$ 1	$ 3	0	$ 6	$ 1	148,677	16,301	132,376	(144,877)	(171,527)	26,650
Ending balance at Sep. 30, 2020	0
Beginning balance (in shares) at Jun. 30, 2020						91,733,000	8,197,000
Beginning balance at Jun. 30, 2020	7,880					$ 9	$ 1					145,719			(137,849)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock under stock plans (in shares)						148,000
Issuance of common stock under stock plans	48											48
Stock-based compensation expense	826											826
Net loss	(2,715)														(2,715)
Ending balance (in shares) at Sep. 30, 2020						91,881,000	8,197,000
Ending balance at Sep. 30, 2020	6,039					$ 9	$ 1					146,593			(140,564)
Beginning balance at Dec. 31, 2020				159,028	(159,028)
Beginning balance (in shares) at Dec. 31, 2020		92,760,000	8,197,000			92,760,000		32,574,000		60,186,000	8,197,000
Beginning balance at Dec. 31, 2020	$ 3,810			$ (155,223)	$ 159,033	$ 9	1	$ 3	0	$ 6	$ 1	148,677	16,301	132,376	(144,877)	(171,527)	26,650
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance and vesting of Earnout Shares (shares)	10,917,736
Beginning balance (in shares) at Dec. 31, 2020	0			68,383,000	(68,383,000)
Beginning balance at Dec. 31, 2020				$ 159,028	$ (159,028)
Ending balance (in shares) at Sep. 30, 2021	0
Ending balance at Sep. 30, 2021	$ 0
Beginning balance (in shares) at Dec. 31, 2020		92,760,000	8,197,000			92,760,000		32,574,000		60,186,000	8,197,000
Beginning balance at Dec. 31, 2020	3,810			$ (155,223)	$ 159,033	$ 9	$ 1	$ 3	$ 0	$ 6	$ 1	148,677	$ 16,301	$ 132,376	(144,877)	$ (171,527)	$ 26,650
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for exercise of warrants (in shares)						2,000
Shares issued for exercise of warrants	26											26
Reverse recapitalization and PIPE Financing (Note 4) (shares)						44,522,000	(1,659,000)
Reverse recapitalization and PIPE Financing (Note 3)	329,622					$ 5						329,617
Fair value of Earnout Shares (Note 3)	(230,995)											(230,995)
Issuance and vesting of Earnout Shares (shares)						10,204,000	713,000
Issuance and vesting of Earnout Shares (Note 3)	237,009					$ 1						237,008
Issuance of common stock under stock plans (Shares)						3,875,000
Issuance of common stock under stock plans	5,271											5,271
Stock-based compensation expense	20,446											20,446
Shares exchanged in connection with Secondary Offering (shares)						2,028,000	(2,028,000)
Net loss	(44,724)														(44,724)
Ending balance (in shares) at Sep. 30, 2021		153,391,000	5,223,000			153,391,000	5,223,000
Ending balance at Sep. 30, 2021	$ 320,465					$ 15	$ 1					510,050			(189,601)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reverse recapitalization and PIPE Financing (Note 4) (shares)	41,492,000
Shares exchanged in connection with Secondary Offering (shares)	20,000,000
Shares exchanged in connection with Secondary Offering (in shares)	20,000,000
Ending balance (in shares) at Jan. 12, 2021	145,266,000	138,728,373	6,537,735
Ending balance (in shares) at Sep. 30, 2021	0
Ending balance at Sep. 30, 2021	$ 0
Beginning balance (in shares) at Jun. 30, 2021						150,649,000	7,251,000
Beginning balance at Jun. 30, 2021	324,374					$ 15	$ 1					502,765			(178,407)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock under stock plans (in shares)						714,000
Issuance of common stock under stock plans	1,371											1,371
Stock-based compensation expense	5,914											5,914
Shares exchanged in connection with Secondary Offering (shares)						2,028,000	(2,028,000)
Net loss	(11,194)														(11,194)
Ending balance (in shares) at Sep. 30, 2021		153,391,000	5,223,000			153,391,000	5,223,000
Ending balance at Sep. 30, 2021	$ 320,465					$ 15	$ 1					$ 510,050			$ (189,601)